Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2020	2021
	(in thousands)

Accrued Expenses	$3,769	$11,668
Accrued indirect taxes and related liabilities	15,301	15,798
Accrued compensation and benefits	4,589	9,797
Advancements from customers	4,417	7,426
Other current liabilities	1,356	2,669
Accrued expenses and other current liabilities	$29,432	47,358